INTEREST IN JOINT VENTURES - PRINCIPAL JOINT VENTURES (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital		¥ 121,071,000	¥ 121,071,000
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital		¥ 14,758,000
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital		¥ 12,704,000
Percentage of ownership interests	30.00%
Percentage of equity held by Company's subsidiaries	10.00%	10.00%
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital | $	$ 25,000
Percentage of equity held by Company's subsidiaries	49.00%	49.00%
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital | $	$ 1,560
Percentage of equity held by Company's subsidiaries	37.50%	37.50%
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Particulars of issued and paid up capital		¥ 10,520,000
Percentage of equity held by Company's subsidiaries	50.00%	50.00%